Basis of Presentation (Details)	12 Months Ended
Jun. 30, 2021
Office Equipment [Member] | Minimum [Member]
Statement [Line Items]
Useful lives of plant and equipment	3 years
Office Equipment [Member] | Maximum [Member]
Statement [Line Items]
Useful lives of plant and equipment	5 years
Vehicles [Member]
Statement [Line Items]
Useful lives of plant and equipment	5 years
Exploration and Evaluation Equipment [Member] | Minimum [Member]
Statement [Line Items]
Useful lives of plant and equipment	3 years
Exploration and Evaluation Equipment [Member] | Maximum [Member]
Statement [Line Items]
Useful lives of plant and equipment	5 years
Right of Use Assets [Member]
Statement [Line Items]
Useful lives of plant and equipment	4 years
Processing Plant [Member] | Minimum [Member]
Statement [Line Items]
Useful lives of plant and equipment	1 year
Processing Plant [Member] | Maximum [Member]
Statement [Line Items]
Useful lives of plant and equipment	30 years